UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

        Investment Company Act file number    811-08245
                                          --------------------------------

                           Phoenix Equity Series Fund
      --------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               56 Prospect Street
                               Hartford, CT 06115
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
      --------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 302-791-3197
                                                           ---------------

                    Date of fiscal year end: August 31, 2004
                                            ----------------

                   Date of reporting period: February 29, 2004
                                            ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

--------------------------------------------------------------------------------


                   SEMIANNUAL REPORT

--------------------------------------------------------------------------------
[GRAPHIC OMITTED]  FEBRUARY 29, 2004


                   OAKHURST(R)

                   Phoenix-Oakhurst Growth & Income Fund

                                                      [GRAPHIC OMITTED]
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                   [LOGO OMITTED]PHEONIX
                   INVESTMENT PARTNERS, LTD.

                   COMMITTED TO INVESTOR SUCCESS(SM)

     This report is not authorized for distribution to prospective investors in the Phoenix Equity Series Fund unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

MESSAGE FROM THE CHAIRMAN

DEAR SHAREHOLDER:

      Over the last six months, financial services have seen significant change. National news reflected regulatory attention to a few mutual fund companies' business conduct. In turn, certain industry-wide practices came under increased scrutiny.

      Your Fund's Board of Trustees recognizes the seriousness of these issues. As a result, it has expanded its review of policies and procedures to insure compliance with applicable rules and regulations. Additionally, the Board has undertaken a review of its own structure and governance protocols to insure that our practices are not only compliant with regulatory standards, but, whenever practical, also conform to best practices that value your interests and help you invest wisely.

      I hope that you'll take time to review the activities and performance information included in this semiannual report. We've witnessed new life in the equity markets, and I am encouraged that our overall economy has begun a more rewarding period. Now is an opportune time for you to review your investments with your financial advisor to be sure your portfolio is best positioned to achieve long-term success.

      Keep in mind that finding the best balance of performance and protection requires discipline and diversification. 1 Your investment in Phoenix-Oakhurst Growth & Income Fund may help you in this effort.

      To learn more about your investments and investing, visit
PhoenixInvestments.com.



Sincerely,

/s/PHILIP R. MCLOUGHLIN

Philip R. McLoughlin
Chairman, Phoenix Funds

MARCH 1, 2004


1 DIVERSIFICATION DOES NOT GUARANTEE AGAINST A LOSS, AND THERE IS NO GUARANTEE THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO.



         ----------------------------------------------------------------
           Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a
           bank;  and  are  subject  to  investment  risks,   including
           possible loss of the principal invested.
         ----------------------------------------------------------------

PHOENIX-OAKHURST GROWTH & INCOME FUND

                         INVESTMENTS AT FEBRUARY 29, 2004
                                   (UNAUDITED)

                                                   SHARES             VALUE
                                                 ---------        ------------
COMMON STOCKS--99.3%

Domestic Common Stocks--98.0%

AEROSPACE & DEFENSE--1.1%
Lockheed Martin Corp. ...................           10,400        $    481,312
United Technologies Corp. ...............           28,900           2,661,979
                                                                  ------------
                                                                     3,143,291
                                                                  ------------

AGRICULTURAL PRODUCTS--0.5%
Archer Daniels Midland Co. ..............           39,900             686,280
Corn Products International, Inc. .......            7,500             284,250
Fresh Del Monte Produce, Inc. ...........           13,900             353,894
                                                                  ------------
                                                                     1,324,424
                                                                  ------------

AIRLINES--0.2%
ExpressJet Holdings, Inc.(b) ............           32,300             443,479

ALUMINUM--0.1%
Alcoa, Inc. .............................            5,700             213,579

APPAREL RETAIL--0.6%
Gap, Inc. (The) .........................           76,200           1,584,960

APPAREL, ACCESSORIES & LUXURY GOODS--0.3%
Liz Claiborne, Inc. .....................           25,200             929,880

APPLICATION SOFTWARE--0.1%
Citrix Systems, Inc.(b) .................           10,000             211,800
Intuit, Inc.(b) .........................            3,900             173,004
                                                                  ------------
                                                                       384,804
                                                                  ------------

ASSET MANAGEMENT & CUSTODY BANKS--0.4%
Northern Trust Corp. ....................            2,800             139,020
State Street Corp. ......................           18,700           1,004,751
                                                                  ------------
                                                                     1,143,771
                                                                  ------------

AUTO PARTS & EQUIPMENT--0.3%
Lear Corp. ..............................           12,300             758,049

AUTOMOBILE MANUFACTURERS--0.6%
Ford Motor Co. ..........................           97,800           1,344,750
General Motors Corp. ....................            7,900             380,148
                                                                  ------------
                                                                     1,724,898
                                                                  ------------

BIOTECHNOLOGY--0.4%
Amgen, Inc.(b) ..........................           14,200             902,126
Invitrogen Corp.(b) .....................            2,300             169,510
                                                                  ------------
                                                                     1,071,636
                                                                  ------------

                                                   SHARES             VALUE
                                                 ---------        ------------
BROADCASTING & CABLE TV--0.1%
PanAmSat Corp.(b) .......................           18,000        $    411,300

COMMUNICATIONS EQUIPMENT--3.1%
Cisco Systems, Inc.(b) ..................          274,700           6,345,570
Harris Corp. ............................            4,700             222,075
Motorola, Inc. ..........................           87,800           1,619,910
QUALCOMM, Inc. ..........................            7,700             488,565
Scientific-Atlanta, Inc. ................            7,900             261,490
                                                                  ------------
                                                                     8,937,610
                                                                  ------------

COMPUTER & ELECTRONICS RETAIL--0.3%
RadioShack Corp. ........................           28,700             991,872

COMPUTER HARDWARE--3.9%
Dell, Inc.(b) ...........................           80,100           2,615,265
Hewlett-Packard Co. .....................          138,800           3,152,148
International Business Machines Corp. ...           52,000           5,018,000
NCR Corp.(b) ............................            4,200             187,992
                                                                  ------------
                                                                    10,973,405
                                                                  ------------

COMPUTER STORAGE & PERIPHERALS--0.7%
EMC Corp.(b) ............................           60,100             860,632
Lexmark International, Inc.(b) ..........            6,100             501,969
Storage Technology Corp.(b) .............           16,700             490,479
                                                                  ------------
                                                                     1,853,080
                                                                  ------------

CONSTRUCTION MATERIALS--0.4%
Vulcan Materials Co. ....................           26,300           1,243,990

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.7%
Caterpillar, Inc. .......................            7,500             568,125
Deere & Co. .............................           13,500             867,105
PACCAR, Inc. ............................           10,800             598,428
                                                                  ------------
                                                                     2,033,658
                                                                  ------------

CONSUMER FINANCE--2.1%
American Express Co. ....................           58,100           3,103,702
Capital One Financial Corp. .............            2,300             162,656
MBNA Corp. ..............................           98,200           2,683,806
                                                                  ------------
                                                                     5,950,164
                                                                  ------------

DATA PROCESSING & OUTSOURCED SERVICES--0 4%
Alliance Data Systems Corp.(b) ..........            4,900             146,755
Computer Sciences Corp.(b) ..............            7,000             292,530
First Data Corp. ........................           13,900             569,622
                                                                  ------------
                                                                     1,008,907
                                                                  ------------

2                       See Notes to Financial Statements

PHOENIX-OAKHURST GROWTH & INCOME FUND

                                                   SHARES             VALUE
                                                 ---------        ------------
DEPARTMENT STORES--1.8%
Federated Department Stores, Inc. .......           36,500        $  1,911,505
May Department Stores Co. (The) .........           66,400           2,338,608
Nordstrom, Inc. .........................           23,600             923,704
                                                                  ------------
                                                                     5,173,817
                                                                  ------------

DIVERSIFIED BANKS--7.4%
Bank of America Corp. ...................           82,300           6,742,016
Bank One Corp. ..........................           39,700           2,143,006
FleetBoston Financial Corp. .............           60,000           2,701,800
U.S. Bancorp ............................          159,000           4,536,270
Wachovia Corp. ..........................          100,000           4,797,000
                                                                  ------------
                                                                    20,920,092
                                                                  ------------

DIVERSIFIED CAPITAL MARKETS--2.2%
J.P. Morgan Chase & Co. .................          149,600           6,136,592

DIVERSIFIED CHEMICALS--0.4%
Dow Chemical Co. (The) ..................           21,800             947,646
PPG Industries, Inc. ....................            1,300              76,297
                                                                  ------------
                                                                     1,023,943
                                                                  ------------

DIVERSIFIED COMMERCIAL SERVICES--0.5%
Cendant Corp.(b) ........................           28,400             644,680
Dun & Bradstreet Corp.(b) ...............            5,000             266,100
Viad Corp. ..............................           23,900             584,355
                                                                  ------------
                                                                     1,495,135
                                                                   ------------

DIVERSIFIED METALS & MINING--0.0%
Phelps Dodge Corp.(b) ...................            1,100              94,886

ELECTRIC UTILITIES--2.2%
American Electric Power Co., Inc. .......            9,900             341,550
Entergy Corp. ...........................           21,200           1,256,948
Exelon Corp. ............................           43,800           2,940,732
Great Plains Energy, Inc. ...............           52,800           1,829,520
                                                                  ------------
                                                                     6,368,750
                                                                  ------------

ELECTRICAL COMPONENTS & EQUIPMENT--0.3%
Emerson Electric Co. ....................            2,400             149,952
Hubbell, Inc. Class B ...................            6,700             265,990
Rockwell Automation, Inc. ...............           10,700             325,922
                                                                  ------------
                                                                       741,864
                                                                  ------------

ELECTRONIC EQUIPMENT MANUFACTURERS--1.2%
Agilent Technologies, Inc.(b) ...........           35,500           1,213,745
PerkinElmer, Inc. .......................           30,900             643,956
Tektronix, Inc. .........................           11,400             365,370

                                                   SHARES             VALUE
                                                 ---------        ------------
ELECTRONIC EQUIPMENT MANUFACTURERS--CONTINUED
Thermo Electron Corp.(b) ................           31,800        $    892,626
Waters Corp.(b) .........................            7,000             258,580
                                                                  ------------
                                                                     3,374,277
                                                                  ------------

ELECTRONIC MANUFACTURING SERVICES--0.1%
Sanmina-SCI Corp.(b) ....................           16,200             205,578

FERTILIZERS & AGRICULTURAL CHEMICALS--0.4%
Monsanto Co. ............................           32,200           1,063,888

FOOD RETAIL--0.0%
SUPERVALU, Inc. .........................            2,900              82,070

FOOTWEAR--0.2%
Wolverine World Wide, Inc. ..............           20,800             489,840

FOREST PRODUCTS--0.9%
Weyerhaeuser Co. ........................           40,800           2,662,200

GAS UTILITIES--0.1%
AGL Resources, Inc. .....................           11,600             332,688

GOLD--0.1%
Newmont Mining Corp. ....................            6,400             278,080

HEALTH CARE EQUIPMENT--1.5%
Bard (C.R.), Inc. .......................           10,200             962,778
Beckman Coulter, Inc. ...................            2,100             110,418
Becton, Dickinson & Co. .................           20,700           1,007,055
Guidant Corp. ...........................           19,200           1,308,288
Respironics, Inc.(b) ....................           15,400             805,574
Varian Medical Systems, Inc.(b) .........            1,400             117,236
                                                                  ------------
                                                                     4,311,349
                                                                  ------------

HEALTH CARE SERVICES--0.2%
IMS Health, Inc. ........................           25,800             639,324

HEALTH CARE SUPPLIES--0.4%
Bausch & Lomb, Inc. .....................           17,000           1,009,630

HOME IMPROVEMENT RETAIL--1.3%
Home Depot, Inc. (The) ..................           65,600           2,381,936
Sherwin-Williams Co. (The) ..............           37,500           1,312,500
                                                                  ------------
                                                                     3,694,436
                                                                  ------------

HOUSEHOLD APPLIANCES--0.4%
Black & Decker Corp. (The) ..............           21,000           1,082,340

HOUSEHOLD PRODUCTS--1.9%
Kimberly-Clark Corp. ....................           40,900           2,645,412
Procter & Gamble Co. (The) ..............           25,800           2,644,758
                                                                  ------------
                                                                     5,290,170
                                                                  ------------


                        See Notes to Financial Statements                    3

PHOENIX-OAKHURST GROWTH & INCOME FUND

                                                   SHARES             VALUE
                                                 ---------        ------------
HOUSEWARES & SPECIALTIES--0.5%
Fortune Brands, Inc. ....................           21,400        $  1,529,672

HYPERMARKETS & SUPER CENTERS--0.4%
Wal-Mart Stores, Inc. ...................           21,300           1,268,628

INDUSTRIAL CONGLOMERATES--1.5%
3M Co. ..................................           37,900           2,956,958
Textron, Inc. ...........................            8,600             475,924
Tyco International Ltd. .................           29,700             848,529
                                                                  ------------
                                                                     4,281,411
                                                                  ------------

INDUSTRIAL MACHINERY--2.5%
Briggs & Stratton Corp. .................           30,200           2,064,170
Eaton Corp. .............................           29,600           1,732,784
Illinois Tool Works, Inc. ...............            2,600             206,752
Ingersoll-Rand Co. Class A ..............           45,300           3,011,544
                                                                  ------------
                                                                     7,015,250
                                                                  ------------

INTEGRATED OIL & GAS--7.7%
ChevronTexaco Corp. .....................           71,800           6,343,530
ConocoPhillips ..........................           13,000             895,310
Exxon Mobil Corp. .......................          235,000           9,909,950
Occidental Petroleum Corp. ..............          104,700           4,648,680
                                                                  ------------
                                                                    21,797,470
                                                                  ------------

INTEGRATED TELECOMMUNICATION SERVICES--4 8%
ALLTEL Corp. ............................           17,100             885,780
AT&T Corp. ..............................           23,000             460,690
BellSouth Corp. .........................          111,400           3,070,184
CenturyTel, Inc. ........................           16,200             462,834
SBC Communications, Inc. ................           86,100           2,067,261
Sprint Corp. (FON Group) ................          135,800           2,407,734
Verizon Communications, Inc. ............          114,800           4,400,284
                                                                  ------------
                                                                    13,754,767
                                                                  ------------

INTERNET SOFTWARE & SERVICES--0.4%
EarthLink, Inc.(b) ......................           11,100             101,343
United Online, Inc.(b) ..................           15,800             272,076
VeriSign, Inc.(b) .......................           38,800             675,508
                                                                  ------------
                                                                     1,048,927
                                                                  ------------

INVESTMENT BANKING & BROKERAGE--3.0%
Bear Stearns Cos., Inc. (The) ...........            7,100             623,664
Edwards (A.G.), Inc. ....................            5,900             225,675
Goldman Sachs Group, Inc. (The) .........            3,700             391,719
Lehman Brothers Holdings, Inc. ..........           16,300           1,413,373
Merrill Lynch & Co., Inc. ...............           56,300           3,446,123
Morgan Stanley ..........................           40,600           2,426,256
                                                                  ------------
                                                                     8,526,810
                                                                  ------------

                                                   SHARES             VALUE
                                                 ---------        ------------
LEISURE PRODUCTS--0.6%
Brunswick Corp. .........................            3,500        $    137,760
Hasbro, Inc. ............................           21,500             470,205
Mattel, Inc. ............................           53,600           1,018,400
                                                                  ------------
                                                                     1,626,365
                                                                  ------------

LIFE & HEALTH INSURANCE--1.7%
AFLAC, Inc. .............................           10,200             414,222
Lincoln National Corp. ..................           34,100           1,583,263
MetLife, Inc. ...........................           73,800           2,594,070
Prudential Financial, Inc. ..............            4,700             218,033
                                                                  ------------
                                                                     4,809,588
                                                                  ------------

MANAGED HEALTH CARe--2.5%
Aetna, Inc. .............................           16,100           1,300,719
Anthem, Inc.(b) .........................            2,000             171,900
CIGNA Corp. .............................            5,000             277,150
UnitedHealth Group, Inc. ................           55,200           3,422,400
WellPoint Health Networks, Inc.(b) ......           18,500           2,012,245
                                                                  ------------
                                                                     7,184,414
                                                                  ------------

METAL & GLASS CONTAINERS--0.1%
Ball Corp. ..............................            4,400             284,108

MOVIES & ENTERTAINMENT--1.9%
Time Warner, Inc.(b) ....................          165,200           2,849,700
Walt Disney Co. (The) ...................          100,200           2,658,306
                                                                  ------------
                                                                     5,508,006
                                                                  ------------

MULTI-UTILITIES & UNREGULATED POWER--0.2%
Constellation Energy Group, Inc. ........           14,400             572,400

OFFICE SERVICES & SUPPLIES--0.2%
HON Industries, Inc. ....................           17,300             653,421

OIL & GAS EQUIPMENT & SERVICES--0.1%
Schlumberger Ltd. .......................            3,400             219,266

OTHER DIVERSIFIED FINANCIAL SERVICES--3.2%
Citigroup, Inc. .........................          166,000           8,343,160
Principal Financial Group, Inc. .........           23,200             839,840
                                                                  ------------
                                                                     9,183,000
                                                                  ------------

PACKAGED FOODS & MEATS--1.7%
Flowers Foods, Inc. .....................           10,300             277,070
Kellogg Co. .............................           97,900           3,866,071
Tyson Foods, Inc. Class A ...............           45,900             728,892
                                                                  ------------
                                                                     4,872,033
                                                                  ------------

PERSONAL PRODUCTS--0.3%
Avon Products, Inc. .....................           13,700             967,220


4                      See Notes to Financial Statements

PHOENIX-OAKHURST GROWTH & INCOME FUND

                                                   SHARES             VALUE
                                                 ---------        ------------
PHARMACEUTICALS--8.1%
Abbott Laboratories .....................           42,400        $  1,814,720
Bristol-Myers Squibb Co. ................          130,900           3,641,638
Johnson & Johnson .......................           77,800           4,194,198
Merck & Co., Inc. .......................           71,100           3,418,488
Mylan Laboratories, Inc. ................           51,700           1,214,950
Pfizer, Inc. ............................          166,800           6,113,220
Wyeth ...................................           67,100           2,650,450
                                                                  ------------
                                                                    23,047,664
                                                                  ------------

PHOTOGRAPHIC PRODUCTS--0.7%
Eastman Kodak Co. .......................           70,300           2,006,362

PROPERTY & CASUALTY INSURANCE--2.5%
Allstate Corp. (The) ....................           97,200           4,435,236
Ambac Financial Group, Inc. .............           19,800           1,548,360
Old Republic International Corp. ........           42,600           1,005,360
Progressive Corp. (The) .................            1,500             123,990
                                                                  ------------
                                                                     7,112,946
                                                                  ------------

PUBLISHING & PRINTING--0.4%
McGraw-Hill Cos., Inc. (The) ............           15,800           1,235,086

REGIONAL BANKS--0.8%
Hibernia Corp. Class A ..................           32,400             769,176
PNC Financial Services Group, Inc. (The)             4,600             269,652
UnionBanCal Corp. .......................           25,600           1,380,096
                                                                  ------------
                                                                     2,418,924
                                                                  ------------

REITS--0.3%
iStar Financial, Inc. ...................           18,800             786,780

RESTAURANTS--1.3%
McDonald's Corp. ........................           72,200           2,043,260
Wendy's International, Inc. .............           14,300             581,581
Yum! Brands, Inc.(b) ....................           25,400             940,562
                                                                  ------------
                                                                     3,565,403
                                                                  ------------

SEMICONDUCTOR EQUIPMENT--0.3%
Applied Materials, Inc.(b) ..............           37,100             788,004

SEMICONDUCTORS--4.2%
Altera Corp.(b) .........................           13,800             304,704
Analog Devices, Inc.(b) .................            9,400             469,060
Intel Corp. .............................          273,000           7,979,790
Linear Technology Corp. .................           19,300             771,807
LSI Logic Corp.(b) ......................           27,900             281,790
Texas Instruments, Inc. .................           69,200           2,120,980
                                                                  ------------
                                                                     11,928,131
                                                                  ------------

                                                   SHARES             VALUE
                                                 ---------        ------------
SOFT DRINKS--0.8%
Coca-Cola Co. (The) .....................            5,500        $    274,780
Coca-Cola Enterprises, Inc. .............           20,600             480,186
PepsiAmericas, Inc. .....................           16,900             324,142
PepsiCo, Inc. ...........................           22,300           1,157,370
                                                                  ------------
                                                                     2,236,478
                                                                  ------------

SPECIALTY STORES--0.5%
Barnes & Noble, Inc.(b) .................            4,600             160,540
Blockbuster, Inc. Class A ...............           37,600             645,968
Claire's Stores, Inc. ...................           32,000             647,040
                                                                  ------------
                                                                     1,453,548
                                                                  ------------

SYSTEMS SOFTWARE--4.2%
BMC Software, Inc.(b) ...................           17,100             335,160
Microsoft Corp. .........................          345,600           9,158,400
Oracle Corp.(b) .........................          106,400           1,370,432
VERITAS Software Corp.(b) ...............           31,200             949,104
                                                                  ------------
                                                                    11,813,096
                                                                  ------------

TECHNOLOGY DISTRIBUTORS--0.0%
Avnet, Inc.(b) ..........................            2,100              49,455

THRIFTS & MORTGAGE FINANCE--0.4%
Fannie Mae ..............................            7,900             591,710
Freddie Mac .............................            7,200             445,824
                                                                  ------------
                                                                     1,037,534
                                                                  ------------

TOBACCO--0.3%
Altria Group, Inc. ......................            6,400             368,320
R.J. Reynolds Tobacco Holdings, Inc. ....            7,000             432,110
                                                                  ------------
                                                                       800,430
                                                                  ------------

WIRELESS TELECOMMUNICATION SERVICES--0.1%
Nextel Communications, Inc. Class A(b) ..           14,600             386,754
------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $220,698,994)                                     278,367,057
------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--1.3%

AUTO PARTS & EQUIPMENT--0.3%
Autoliv, Inc. (Sweden) ..................           16,800             745,584

INTEGRATED OIL & GAS--0.5%
Royal Dutch Petroleum Co. NY Registered
Shares (Netherlands) ....................           32,100           1,591,839


                        See Notes to Financial Statements                    5

PHOENIX-OAKHURST GROWTH & INCOME FUND

                                                  SHARES             VALUE
                                                ---------        ------------
PACKAGED FOODS & MEATS--0.3%
Unilever NV NY Registered Shares
(Netherlands) ...........................          11,500           $ 836,050

REINSURANCE--0.2%
RenaissanceRe Holdings Ltd. (Bermuda) ...           9,100             481,845
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $3,041,882)                                        3,655,318
-----------------------------------------------------------------------------
TOTAL COMMON STOCKS 99.3%
(IDENTIFIED COST $223,740,876)                                    282,022,375
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.3%
(IDENTIFIED COST $223,740,876)                                    282,022,375
-----------------------------------------------------------------------------


                                             STANDARD     PAR
                                             & POOR'S    VALUE
                                              RATING     (000)      VALUE
                                            ----------  -------  ------------
SHORT-TERM OBLIGATIONS--0.8%

COMMERCIAL PAPER--0.8%
Corporate Asset Funding Co. 1.03%,
3/1/04...................................      A-1+      $1,165  $  1,165,000

Motiva Enterprises LLC 1.01%, 3/4/04.....      A-1        1,190     1,189,900
-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $2,354,900)                                        2,354,900
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $226,095,776)                                    284,377,275(a)

Other assets and liabilities, net--(0.1)%                            (393,268)
                                                                 ------------
NET ASSETS--100.0%                                               $283,984,007
                                                                 ============





(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $61,740,127 and gross depreciation of $7,092,580 for federal income tax purposes. At February 29, 2004, the aggregate cost of securities for federal income tax purposes was $229,729,728.
(b)  Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the stock is issued. The country at risk, noted parenthetically, is determined based on criteria described in Note 2F "Foreign security country determination" in the Notes to Financial Statements.

6                       See Notes to Financial Statements

PHOENIX-OAKHURST GROWTH & INCOME FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                FEBRUARY 29, 2004
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $226,095,776)                                $284,377,275
Cash                                                                    1,850
Receivables
   Fund shares sold                                                   593,289
   Dividends and interest                                             501,929
   Investment securities sold                                         331,351
   Receivable from adviser                                              4,404
Prepaid expenses                                                        3,130
                                                                 ------------
     Total assets                                                 285,813,228
                                                                 ------------
LIABILITIES
Payables
   Investment securities purchased                                    835,893
   Fund shares repurchased                                            500,285
   Investment advisory fee                                            135,916
   Transfer agent fee                                                 135,708
   Distribution and service fees                                      134,409
   Financial agent fee                                                 18,113
   Trustees' fee                                                        8,175
Accrued expenses                                                       60,722
                                                                 ------------
     Total liabilities                                              1,829,221
                                                                 ------------
NET ASSETS                                                       $283,984,007
                                                                 ============

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                 $314,176,414
Undistributed net investment income                                   555,364
Accumulated net realized loss                                     (89,029,270)
Net unrealized appreciation                                        58,281,499
                                                                 ------------
Net Assets                                                       $283,984,007
                                                                 ============
CLASS A
Shares of beneficial interest outstanding, no par value
   unlimited authorization (Net Assets $153,479,453)               11,355,572
Net asset value per share                                              $13.52
Offering price per share $13.52/(1-5.75%)                              $14.34

CLASS B
Shares of beneficial interest outstanding, no par value
   unlimited authorization (Net Assets $75,118,216)                 5,773,215
Net asset value and offering price per share                           $13.01

CLASS C
Shares of beneficial interest outstanding, no par value
   unlimited authorization (Net Assets $55,386,338)                 4,255,213
Net asset value and offering price per share                           $13.02


                             STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED FEBRUARY 29, 2004
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                         $ 2,707,614
Interest                                                               12,709
                                                                  -----------
     Total investment income                                        2,720,323
                                                                  -----------
EXPENSES
Investment advisory fee                                             1,008,386
Service fees, Class A                                                 176,207
Distribution and service fees, Class B                                368,944
Distribution and service fees, Class C                                270,742
Financial agent fee                                                   103,901
Transfer agent                                                        298,311
Registration                                                           42,413
Printing                                                               29,682
Professional                                                           19,212
Trustees                                                               18,033
Custodian                                                              17,165
Miscellaneous                                                          11,618
                                                                  -----------
     Total expenses                                                 2,364,614
     Less expenses borne by investment adviser                       (204,119)
     Custodian fees paid indirectly                                       (87)
                                                                  -----------
     Net expenses                                                   2,160,408
                                                                  -----------
NET INVESTMENT INCOME                                                 559,915
                                                                  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                     7,826,434
Net change in unrealized appreciation
   (depreciation) on investments                                   28,365,653
                                                                  -----------
NET GAIN ON INVESTMENTS                                            36,192,087
                                                                  -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $36,752,002
                                                                  ===========


                        See Notes to Financial Statements                   7

PHOENIX-OAKHURST GROWTH & INCOME FUND

                                             STATEMENT OF CHANGES IN NET ASSETS
                                                                                             SIX MONTHS
                                                                                                ENDED
                                                                                               2/29/04              YEAR ENDED
                                                                                             (UNAUDITED)             8/31/03
                                                                                            ------------           ------------
FROM OPERATIONS
   Net investment income (loss)                                                             $    559,915           $  1,199,216
   Net realized gain (loss)                                                                    7,826,434            (34,375,102)
   Net change in unrealized appreciation (depreciation)                                       28,365,653             50,731,384
                                                                                            ------------           ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                36,752,002             17,555,498
                                                                                            ------------           ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                             (1,100,329)                    --
   Net investment income, Class B                                                                (59,766)                    --
   Net investment income, Class C                                                                (43,672)                    --
                                                                                            ------------           ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                  (1,203,767)                    --
                                                                                            ------------           ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (2,163,031 and 2,568,062 shares, respectively)               27,642,651             27,375,673
   Net asset value of shares issued from reinvestment of distributions
     (80,106 and 0 shares, respectively)                                                       1,033,372                     --
   Cost of shares repurchased (1,947,758 and 6,871,113 shares, respectively)                 (24,737,637)           (71,849,116)
                                                                                            ------------           ------------
Total                                                                                          3,938,386            (44,473,443)
                                                                                            ------------           ------------
CLASS B
   Proceeds from sales of shares (198,948 and 508,062 shares, respectively)                    2,434,556              5,267,068
   Net asset value of shares issued from reinvestment of distributions
     (4,368 and 0 shares, respectively)                                                           54,340                     --
   Cost of shares repurchased (761,224 and 1,894,644 shares, respectively)                    (9,326,321)           (19,325,039)
                                                                                            ------------           ------------
Total                                                                                         (6,837,425)           (14,057,971)
                                                                                            ------------           ------------
CLASS C
   Proceeds from sales of shares (264,974 and 587,338 shares, respectively)                    3,263,995              6,011,541
   Net asset value of shares issued from reinvestment of distributions
     (3,225 and 0 shares, respectively)                                                           40,114                     --
   Cost of shares repurchased (621,599 and 1,807,167 shares, respectively)                    (7,655,617)           (18,315,329)
                                                                                            ------------           ------------
Total                                                                                         (4,351,508)           (12,303,788)
                                                                                            ------------           ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                  (7,250,547)           (70,835,202)
                                                                                            ------------           ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                      28,297,688            (53,279,704)

NET ASSETS
   Beginning of period                                                                       255,686,319            308,966,023
                                                                                            ------------           ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $555,364
     AND $1,199,216, RESPECTIVELY]                                                          $283,984,007           $255,686,319
                                                                                            ============           ============

8                       See Notes to Financial Statements

PHOENIX-OAKHURST GROWTH & INCOME FUND

                                                     FINANCIAL HIGHLIGHTS
                           (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                   CLASS A
                                              --------------------------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED                                  YEAR ENDED AUGUST 31,
                                                 2/29/04         -------------------------------------------------------------------
                                               (UNAUDITED)         2003           2002           2001         2000        1999
Net asset value, beginning of period             $11.86            $10.86         $13.30         $16.85       $14.61      $10.47
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                 0.05              0.09           0.04           0.02         0.02        0.06
   Net realized and unrealized gain (loss)         1.71              0.91          (2.48)         (3.57)        2.42        4.19
                                                 ------            ------         ------         ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS              1.76              1.00          (2.44)         (3.55)        2.44        4.25
                                                 ------            ------         ------         ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income           (0.10)               --             --             --        (0.02)      (0.02)
   Distributions from net realized gains             --                --             --             --        (0.18)      (0.09)
                                                 ------            ------         ------         ------       ------      ------
     TOTAL DISTRIBUTIONS                          (0.10)               --             --             --        (0.20)      (0.11)
                                                 ------            ------         ------         ------       ------      ------
Change in net asset value                          1.66              1.00          (2.44)         (3.55)        2.24        4.14
                                                 ------            ------         ------         ------       ------      ------
NET ASSET VALUE, END OF PERIOD                   $13.52            $11.86         $10.86         $13.30       $16.85      $14.61
                                                 ======            ======         ======         ======       ======      ======

Total return(2)                                   14.88%(7)          9.21%        (18.35)%       (21.07)%      16.83%      40.72%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)          $153,479          $131,169       $166,772       $245,471     $294,416    $209,210

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(3)                           1.25%(5)(8)       1.25%(5)       1.25 %(5)      1.25 %       1.25%       1.22%(5)
   Net investment income                           0.77%(8)          0.82%          0.33 %         0.16 %       0.13%       0.43%
Portfolio turnover                                   26%(7)            59%            40 %           34 %         55%         71%

                                                                                   CLASS B
                                              ------------------------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED                                 YEAR ENDED AUGUST 31,
                                                 2/29/04       -------------------------------------------------------------------
                                               (UNAUDITED)         2003           2002           2001         2000        1999
Net asset value, beginning of period             $11.38           $10.50         $12.95         $16.54       $14.43      $10.40
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                   -- (6)         0.01          (0.05)         (0.09)       (0.10)      (0.04)
   Net realized and unrealized gain (loss)         1.64             0.87          (2.40)         (3.50)        2.39        4.16
                                                 ------           ------         ------         ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS              1.64             0.88          (2.45)         (3.59)        2.29        4.12
                                                 ------           ------         ------         ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income           (0.01)              --             --             --           --          --
   Distributions from net realized gains             --               --             --             --        (0.18)      (0.09)
                                                 ------           ------         ------         ------       ------      ------
     TOTAL DISTRIBUTIONS                          (0.01)              --             --             --        (0.18)      (0.09)
                                                 ------           ------         ------         ------       ------      ------
Change in net asset value                          1.63             0.88          (2.45)         (3.59)        2.11        4.03
                                                 ------           ------         ------         ------       ------      ------
NET ASSET VALUE, END OF PERIOD                   $13.01           $11.38         $10.50         $12.95       $16.54      $14.43
                                                 ======           ======         ======         ======       ======      ======

Total return(2)                                   14.42%(7)         8.38%        (18.92)%       (21.70)%      15.99 %     39.72 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $75,118          $72,051        $81,000       $116,539     $147,846    $109,461

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(4)                           2.00%(5)(8)     2.00%(5)        2.00 %(5)      2.00 %       2.00 %      1.96 %(5)
   Net investment income (loss)                    0.02%(8)        0.08%          (0.42)%        (0.60)%      (0.62)%     (0.32)%
Portfolio turnover                                   26%(7)          59%             40 %           34 %         55 %        71 %

(1)  Computed using average shares outstanding.
(2)  Maximum sales charges are not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.40%, 1.45%, 1.35%, 1.32%, 1.30% and 1.33% for the periods ended February 29,
     2004, August 31, 2003, 2002, 2001, 2000 and 1999, respectively.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.15%, 2.20%, 2.10%, 2.06%, 2.05% and 2.08% for the periods ended February 29,
     2004, August 31, 2003, 2002, 2001, 2000 and 1999, respectively.
(5) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(6)  Amount is less than $0.01.
(7)  Not annualized.
(8)  Annualized.

                        See Notes to Financial Statements                      9

PHOENIX-OAKHURST GROWTH & INCOME FUND

                                                     FINANCIAL HIGHLIGHTS
                           (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                   CLASS C
                                              ------------------------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED                                YEAR ENDED AUGUST 31,
                                                 2/29/04      -------------------------------------------------------------------
                                               (UNAUDITED)        2003           2002           2001         2000        1999
Net asset value, beginning of period             $11.38           $10.50         $12.96         $16.55       $14.43      $10.41
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                   --(5)          0.01          (0.05)         (0.09)       (0.10)      (0.04)
   Net realized and unrealized gain (loss)         1.65             0.87          (2.41)         (3.50)        2.40        4.15
                                                 ------           ------         ------         ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS              1.65             0.88          (2.46)         (3.59)        2.30        4.11
                                                 ------           ------         ------         ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income           (0.01)              --             --             --           --          --
   Distributions from net realized gains             --               --             --             --        (0.18)      (0.09)
                                                 ------           ------         ------         ------       ------      ------
     TOTAL DISTRIBUTIONS                          (0.01)              --             --             --        (0.18)      (0.09)
                                                 ------           ------         ------         ------       ------      ------
Change in net asset value                          1.64             0.88          (2.46)         (3.59)        2.12        4.02
                                                 ------           ------         ------         ------       ------      ------
Net asset value, end of period                   $13.02           $11.38         $10.50         $12.96       $16.55      $14.43
                                                 ======           ======         ======         ======       ======      ======

Total return(2)                                   14.40%(6)         8.48%        (18.98)%       (21.69)%      16.06 %     39.58 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $55,386          $52,466        $61,193        $86,080     $106,272     $59,224

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(3)                           2.00%(4)(7)      2.00%(4)       2.00 %(4)      2.00 %       2.00 %      1.96 %(4)
   Net investment income (loss)                    0.02%(7)         0.08%         (0.42)%        (0.60)%      (0.62)%     (0.33)%
Portfolio turnover                                   26%(6)           59%            40 %           34 %         55 %        71 %

(1)  Computed using average shares outstanding.
(2)  Maximum sales charges are not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.15%, 2.20%, 2.10%, 2.06%, 2.05% and 2.08% for the periods ended February 29,
     2004, August 31, 2003, 2002, 2001, 2000 and 1999, respectively.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(5)  Amount is less than $0.01.
(6)  Not annualized.
(7)  Annualized.


10                      See Notes to Financial Statements

PHOENIX EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2004 (UNAUDITED)

1. ORGANIZATION
   Phoenix Equity Series Fund (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.
   Currently, one Fund is offered for sale. The Phoenix-Oakhurst Growth & Income Fund (the "Fund") is diversified and seeks dividend growth, current income and capital appreciation.
   The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.
   All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of all classes of shares, except that each class bears distribution and/or service expenses unique to that class.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:
   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. As required, some investments are valued at fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:
   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:
   It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.
   The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

D. DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. FOREIGN CURRENCY TRANSLATION:
   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. FOREIGN SECURITY COUNTRY DETERMINATION:
   A combination of the following criteria is used to assign the countries at risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which security is traded and country in which the greatest percentage of company revenue is generated.

PHOENIX EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2004 (UNAUDITED) (CONTINUED)

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
   As compensation for its services to the Fund, the Adviser, Phoenix Investment Counsel, Inc., an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee at an annual rate of 0.75% of the average daily net assets of the Fund for the first $1 billion; 0.70% of such value between $1 billion and $2 billion; and 0.65% of such value in excess of $2 billion.
   The Adviser has voluntarily agreed to assume total fund operating expenses of the Fund, excluding interest, taxes, brokerage fees, commissions and extraordinary expenses until December 31, 2004, to the extent that such expenses exceed the following percentages of the average annual net assets:


                CLASS A     CLASS B     CLASS C
                -------     -------     -------
                  1.25%      2.00%       2.00%

   As Distributor of the Trust's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Trust that it retained net selling commissions of $7,318 for Class A shares and deferred sales charges of $86,684 for Class B shares and $1,534 for Class C shares for the period ended February 29, 2004. In addition to these amounts, $9,597 was paid to W.S. Griffith Securities, Inc., an indirect subsidiary of PNX, for Class A net selling commissions.
   In addition, the Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares of the average daily net assets of each respective class. PEPCO has advised the Fund of the following information: $380,621 was retained by the Distributor, $411,804 was paid to unaffiliated participants and $23,468 was paid to W.S. Griffith Securities, Inc.
   As Financial Agent of the Fund, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide tax services and oversight of subagent's performance. For the period ended February 29, 2004, the Trust paid PEPCO $103,901. The fee schedule of PFPC Inc. ranges from 0.065% to 0.03% of the average daily net asset values of all the Phoenix-affiliated funds serviced by PFPC Inc. Certain minimum fees may apply.
   PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company serving as sub-transfer agent. For the period ended February 29, 2004, transfer agent fees were $298,311 as reported in the Statement of Operations, of which PEPCO retained $127,568.
   At February 29, 2004, PNX and its affiliates, the retirement plans of PNX and its affiliates, and Phoenix-affiliated Funds held 1,229,409 Class A shares of the Fund with a value of $16,621,607.

4. PURCHASES AND SALES OF SECURITIES
   During the period ended February 29, 2004, purchases and sales of investments (excluding U.S. Government and agency securities and short-term securities) amounted to $69,264,286 and $77,185,320, respectively. There were no purchases or sales of long-term U.S. Government and agency securities during the period ended February 29, 2004.

5. CREDIT RISK AND ASSET CONCENTRATIONS
   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.
   The Fund may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a fund, positive or negative, than if a fund did not concentrate its investments in such sectors.
   High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the Adviser to accurately predict risk.

6. FEDERAL INCOME TAX INFORMATION
   The Fund has capital loss carryovers which may be used to offset future capital gains, as follows:

                           Expiration Year
------------------------------------------------------------------------
     2008          2009          2010          2011         Total
  ----------    ----------   -----------   -----------   -----------
  $1,107,211     $757,576    $17,470,948   $47,229,498   $66,565,233

   The Fund may not realize the benefit of these losses to the extent it does not realize gains on investments prior to the expiration of the capital loss carryovers.

7. SUBSEQUENT EVENT
   On or about April 16, 2004, pursuant to an Agreement and Plan of Reorganization (the "Agreement"), the Phoenix-Oakhurst Strategy Fund, a series of Phoenix Trust, will transfer all or substantially all of its assets to the Phoenix-Oakhurst Growth & Income Fund, in exchange for shares of the Phoenix-Oakhurst Growth & Income Fund and the assumption by the Phoenix-Oakhurst Growth & Income Fund of all liabilities of the Phoenix-Oakhurst Strategy Fund. Following the

PHOENIX EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2004 (UNAUDITED) (CONTINUED)

exchange, the Phoenix-Oakhurst Strategy Fund will distribute the shares of the Phoenix-Oakhurst Growth & Income Fund to its shareholders pro rata, in liquidation of the Phoenix-Oakhurst Strategy Fund. The shareholders of the Phoenix-Oakhurst Strategy Fund must approve the Plan of Reorganization before any transaction can take place. The reconvened meeting of the shareholders of the Phoenix-Oakhurst Strategy Fund will be held on April 15, 2004.

   8. PROXY VOTING PROCEDURES

   The advisers and subadvisers to each of the Phoenix-affiliated
Funds vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust. You may obtain a description of these procedures, free of charge, by calling toll-free 800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FUND MANAGEMENT

     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.

                                                      INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                                         Number of
                                                       Portfolios in
                                                       Fund Complex                    Principal Occupation(s)
      Name, Address                 Length of           Overseen by                    During Past 5 Years and
    and Date of Birth              Time Served            Trustee                Other Directorships Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
  E. Virgil Conway                Served since              36           Chairman, Rittenhouse Advisors, LLC (consulting firm) since
  Rittenhouse Advisors, LLC       1997.                                  2001. Trustee/Director, Realty Foundation of New York
  101 Park Avenue                                                        (1972-present), Pace University (1978-present), New York
  New York, NY 10178                                                     Housing Partnership Development Corp. (Chairman)
  DOB: 8/2/29                                                            (1981-present), Greater New York Councils, Boy Scouts of
                                                                         America (1985-present), The Academy of Political Science
                                                                         (Vice Chairman) (1985-present), Urstadt Biddle Property
                                                                         Corp. (1989-present), The Harlem Youth Development
                                                                         Foundation (1998-2002). Chairman, Metropolitan
                                                                         Transportation Authority (1992-2001). Director, Trism, Inc.
                                                                         (1994-2001), Consolidated Edison Company of New York, Inc.
                                                                         (1970-2002), Atlantic Mutual Insurance Company (1974-2002),
                                                                         Centennial Insurance Company (1974-2002), Josiah Macy, Jr.,
                                                                         Foundation (1975-present), Union Pacific Corp. (1978-2002),
                                                                         BlackRock Freddie Mac Mortgage Securities Fund (Advisory
                                                                         Director) (1990-2000), Accuhealth (1994-2002).
------------------------------------------------------------------------------------------------------------------------------------
  Harry Dalzell-Payne             Served since              36           Currently retired.
  The Flat, Elmore Court          1997.
  Elmore, GL05, GL2 3NT
  U.K.
  DOB: 8/9/29
------------------------------------------------------------------------------------------------------------------------------------
  Francis E. Jeffries             Served since              29           Director, The Empire District Electric Company
  8477 Bay Colony Dr. #902        1997.                                  (1984-present). Director (1989- 1997), Chairman of the
  Naples, FL 34108                                                       Board (1993-1997), Phoenix Investment Partners, Ltd.
  DOB: 9/23/30
------------------------------------------------------------------------------------------------------------------------------------
  Leroy Keith, Jr.                Served since              26           Partner, Stonington Partners, Inc. (private equity fund)
  Stonington Partners, Inc.       1997.                                  since 2001. Chairman (1995 to 2000) and Chief Executive
  736 Market Street, Ste. 1430                                           Officer (1995-1998), Carson Products Company (cosmetics).
  Chattanooga, TN 37402                                                  Director/Trustee, Evergreen Funds (six portfolios).
  DOB: 2/14/39
------------------------------------------------------------------------------------------------------------------------------------
  Geraldine M. McNamara           Served since              36           Managing Director, U.S. Trust Company of New York (private
  U.S. Trust Company of           2001.                                  bank) (1982-present).
  New York
  11 West 54th Street
  New York, NY 10019
  DOB: 4/17/51
------------------------------------------------------------------------------------------------------------------------------------
  Everett L. Morris               Served since              36           Currently retired. Vice President, W.H. Reaves and Company
  164 Laird Road                  1997.                                  (investment management) (1993-2003).
  Colts Neck, NJ 07722
  DOB: 5/26/28
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                         Number of
                                                       Portfolios in
                                                       Fund Complex                    Principal Occupation(s)
      Name, Address                 Length of           Overseen by                    During Past 5 Years and
    and Date of Birth              Time Served            Trustee                Other Directorships Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
  Richard E. Segerson             Served since              26           Managing Director, Northway Management Company
  Northway Management Company     1997.                                  (1998-present). Managing Director, Mullin Associates
  164 Mason Street                                                       (1993-1998).
  Greenwich, CT 06830
  DOB: 2/16/46
------------------------------------------------------------------------------------------------------------------------------------
  Lowell P. Weicker, Jr.          Served since              26           Director, UST, Inc. (1995-present), HPSC Inc.
  200 Duke Street                 1997.                                  (1995-present), Compuware (1996-present) and WWF, Inc.
  Alexandria, VA 22314                                                   (2000-present). President, The Trust for America's Health
  DOB: 5/16/31                                                           (non-profit) (2001-present). Director, Duty Free
                                                                         International, Inc. (1997-1998).
------------------------------------------------------------------------------------------------------------------------------------


                               INTERESTED TRUSTEES

     Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

------------------------------------------------------------------------------------------------------------------------------------
                                                         Number of
                                                       Portfolios in
     Name,  Address                                    Fund Complex                    Principal Occupation(s)
and Position(s) with Trust,         Length of           Overseen by                    During Past 5 Years and
    and Date of Birth              Time Served            Trustee                Other Directorships Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
 *Marilyn E. LaMarche             Served since              29           Limited Managing Director, Lazard Freres & Co. LLC
  Lazard Freres & Co. LLC         2002.                                  (1983-present). Director, The Phoenix Companies, Inc.
  30 Rockefeller Plaza,                                                  (2001-present) and Phoenix Life Insurance Company
  59th Floor                                                             (1989-present).
  New York, NY 10020
  DOB: 5/11/34
------------------------------------------------------------------------------------------------------------------------------------
  **Philip R. McLoughlin          Served since              76           Consultant, Phoenix Investment Partners Ltd.
    DOB: 10/23/46                 1997.                                  (2002-present). Director, PXRE Corporation (Delaware)
                                                                         (1985-present), World Trust Fund (1991-present). Chairman
    Chairman and President                                               (1997-2002), Director (1995-2002), Vice Chairman
                                                                         (1995-1997) and Chief Executive Officer (1995-2002),
                                                                         Phoenix Investment Partners, Ltd. Director and Executive
                                                                         Vice President, The Phoenix Companies, Inc. (2000-2002).
                                                                         Director (1994-2002) and Executive Vice President,
                                                                         Investments (1987-2002), Phoenix Life Insurance Company.
                                                                         Director (1983-2002) and Chairman (1995-2002), Phoenix
                                                                         Investment Counsel, Inc. Director (1982-2002) and President
                                                                         (1990-2000), Phoenix Equity Planning Corporation. Chairman
                                                                         and President, Phoenix/Zweig Advisers LLC (1999-2002).
                                                                         Director (2001-2002) and President (April 2002-September
                                                                         2002), Phoenix Investment Management Company. Director and
                                                                         Executive Vice President, Phoenix Life and Annuity Company
                                                                         (1996-2002). Director (1995-2000) and Executive Vice
                                                                         President (1994-2002), PHL Variable Insurance Company.
                                                                         Director, Phoenix National Trust Holding Company
                                                                         (2001-2002). Director (1985-2002) and Vice President
                                                                         (1986-2002), PM Holdings, Inc. Director, W.S. Griffith
                                                                         Associates, Inc. (1995-2002). Director (1992-2002) and
                                                                         President (1993-1994), W.S. Griffith Securities, Inc.
 -----------------------------------------------------------------------------------------------------------------------------------

   * Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.
  ** Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of  his relationship with
     Phoenix Investment Partners, Ltd. and its affiliates.

                                                         Number of
     Name,  Address,                                   Portfolios in
     Date of Birth                                      Fund Complex                   Principal Occupation(s)
  and Position(s) with              Length of           Overseen by                    During Past 5 Years and
          Trust                    Time Served            Trustee                Other Directorships Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
***James M. Oates                 Served since              31           Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital
   Hudson Castle Group, Inc.      1997.                                  Markets Inc.) (financial services) (1997-present). Managing
   c/o Northeast Investment                                              Director, Wydown Group (consulting firm) (1994-present).
   Management, Inc.                                                      Director, Investors Financial Service Corporation
   50 Congress Street                                                    (1995-present), Investors Bank & Trust Corporation
   Suite 1000                                                            (1995-present), Plymouth Rubber Co. (1995-present), Stifel
   Boston, MA 02109                                                      Financial (1996-present), Connecticut River Bancorp
   DOB: 5/31/46                                                          (1998-present), Connecticut River Bank (1998-present),
                                                                         1Mind, Inc. (1999-present) and 1Mind.com (2000-present).
                                                                         Director and Treasurer, Endowment for Health, Inc.
                                                                         (2000-present). Chairman, Emerson Investment Management,
                                                                         Inc. (2000-present). Member, Chief Executives Organization
                                                                         (1996-present). Vice Chairman, Massachusetts Housing
                                                                         Partnership (1998-1999). Director, Blue Cross and Blue
                                                                         Shield of New Hampshire (1994-1999), AIB Govett Funds
                                                                         (1991-2000) and Command Systems, Inc. (1998-2000).
                                                                         Director, Phoenix Investment Partners, Ltd. (1995-2001).
------------------------------------------------------------------------------------------------------------------------------------

 ***  Mr. Oates is being treated as an Interested Trustee due to certain relationships existing among Mr. Oates, Hudson Castle
      Group Inc. and The Phoenix Companies, Inc. and certain of its affiliates.

                                             OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                   Position(s) Held with
      Name, Address                 Trust and Length of                          Principal Occupation(s)
    and Date of Birth                   Time Served                                During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
  William R. Moyer                Executive Vice President               Executive Vice President (1999-present) Senior Vice
  DOB: 8/16/44                    since 1997.                            President (1995-1999), Chief Financial Officer
                                                                         (1995-present), Phoenix Investment Partners, Ltd. Director
                                                                         (1998-present), Executive Vice President, Chief Financial
                                                                         Officer and Treasurer (2000-present), Senior Vice President and Chief Financial Officer (1996-2000), Phoenix Equity
                                                                         Planning Corporation. Director (1998-present), Senior Vice
                                                                         President, Chief Financial Officer and Treasurer
                                                                         (1996-present), Phoenix Investment Counsel, Inc. Director
                                                                         (2000-present), Executive Vice President (2000-present),
                                                                         Treasurer (1996-present), Senior Vice President
                                                                         (2000-2002), Duff & Phelps Investment Management Co.
                                                                         Executive Vice President, Phoenix Fund Complex
                                                                         (1990-present).
------------------------------------------------------------------------------------------------------------------------------------
  John F. Sharry                  Executive Vice President               Executive Vice President, Phoenix Investment Partners, Ltd.
  DOB: 3/28/52                    since 1998.                            (1998-present), President, Phoenix Equity Planning
                                                                         Corporation (2000-present). Executive Vice President,
                                                                         Phoenix Fund Complex (1998-present).
------------------------------------------------------------------------------------------------------------------------------------
  Nancy G. Curtiss                Treasurer since 1997.                  Vice President, Fund Accounting (1994-2000), Treasurer
  DOB: 11/24/52                                                          (1996-2000), Assistant Treasurer (2001-2003), Vice
                                                                         President, Operations (2003-present), Phoenix Equity
                                                                         Planning Corporation. Treasurer, Phoenix Fund Complex
                                                                         (1994-present).
------------------------------------------------------------------------------------------------------------------------------------
  Richard J. Wirth                Secretary since 2002;                  Vice President and Insurance and Investment Products
  One American Row                Chief Legal Officer                    Counsel (2002-present), Counsel (1993-2002), Phoenix Life
  Hartford, CT 06102              since 2003.                            Insurance Company. Director (2003-present), President
  DOB: 11/14/58                                                          (2003-present), Assistant Secretary (2002-present), Phoenix
                                                                         Variable Advisors, Inc. Secretary (2002-present), Chief
                                                                         Legal Office (2003-present), Phoenix Fund Complex.
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX EQUITY SERIES FUND
101 Munson Street
Greenfield, Massachusetts 01301


TRUSTEES
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin
Geraldine M. McNamara
Everett L. Morris
James M. Oates
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, Chairman and President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
Nancy G. Curtiss, Treasurer
Richard J. Wirth, Chief Legal Officer and Secretary




--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, Massachusetts 02206-5501

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
125 High Street
Boston, Massachusetts 02110

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Text Telephone                               1-800-243-1926
Web site                             PHOENIXINVESTMENTS.COM

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






                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

--------------------------------------------------------------------------------

                                                         -----------------
                                                             PRESORTED
                                                              STANDARD
                                                            U.S. POSTAGE
                                                               PAID
                                                           Louisville, KY
                                                          Permit No. 1051
                                                         -----------------

--------------------------------------------------------------------------------


               PHOENIX EQUITY PLANNING CORPORATION
               P.O. Box 150480
               Hartford, CT 06115-0480

[LOGO OMITTED] PHOENIX
               INVESTMENT PARTNERS, LTD.
               A MEMBER OF THE PHOENIX COMPANIES, INC.






               For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or PHOENIXINVESTMENTS.COM.












               NOT INSURED BY FDIC/NCUA OR ANY FEDERAL GOVERNMENT AGENCY. NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

PXP 212 (4/04)

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
     Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications pursuant to Rule  30a-2(a)  under  the  1940  Act and
     Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                     Phoenix Equity Series Fund
            -------------------------------------------------------------

By (Signature and Title)*             /s/Philip R. McLoughlin
                         ------------------------------------------------
                                 Philip R. McLoughlin, Chairman
                                 (principal executive officer)

Date                             APRIL 30, 2004
    ---------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*             /s/Philip R. McLoughlin
                         ------------------------------------------------
                                 Philip R. McLoughlin, Chairman
                                 (principal executive officer)

Date                             APRIL 30, 2004
    ---------------------------------------------------------------------

By (Signature and Title)*        /s/ Nancy G. Curtiss
                         ------------------------------------------------
                                 Nancy G. Curtiss, Treasurer
                                 (principal financial officer)

Date                             APRIL 30, 2004
    ---------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.